Document And Entity Information	Sep. 14, 2026
Document Information [Line Items]
Entity, Registrant Name	Pulse Biosciences, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 14, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-37744
Entity, Tax Identification Number	46-5696597
Entity, Address, Address Line One	3957 Point Eden Way
Entity, Address, City or Town	Hayward
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94545
City Area Code	510
Local Phone Number	906-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	PLSE
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001625101